Commitments and contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies [Abstract]
Commitments and contingencies
4.8 Commitments and contingencies

As at June 30, 2022, guarantees in the amount of CHF 3.2 million (December 31, 2021: CHF 2.9 million) were provided in favor of third parties.
The Swiss On entities form a VAT group and, hence, every entity participating in the group is jointly and severally liable for VAT debt other group participants. Further On group entities participating in central cash pooling are jointly and severally liable for any debit position or outstanding overdraft in connection with them. In that context, gross balances in the amount of CHF 115.5 million have been offset as at June 30, 2022 (December 31, 2021: CHF 87.6 million).
On has signed several new lease contracts, which have not yet commenced as at June 30, 2022, and are therefore not yet recognized on the balance sheet. The total committed future outflow resulting of these lease contracts amounts to:

(CHF in thousands)	6/30/2022	12/31/2021

Due < 1 year	1,459	644
Due 1 - 5 years	9,734	9,181
Due > 5 years	10,603	11,989
Commitments for future lease obligations	21,796	21,814
The majority of the future lease commitments relate to new retail stores and offices contracts amounting to CHF 18.6 million (December 31, 2021: CHF 18.2 million).